AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 96.0%
Communication Services - 5.4%
Altice USA, Inc., Class A*	1,197,100	$26,683,359
IAC/InterActiveCorp.*	84,600	15,162,858
Pinterest, Inc., Class A*,1	713,700	11,019,528
Zynga, Inc., Class A*	3,808,300	26,086,855

Total Communication Services		78,952,600
Consumer Discretionary - 9.7%
Aptiv PLC (Ireland)	249,900	12,305,076
Brunswick Corp.	372,750	13,184,168
Burlington Stores, Inc.*	102,600	16,257,996
Domino's Pizza, Inc.	67,650	21,923,335
Five Below, Inc.*,1	145,500	10,240,290
Lululemon Athletica, Inc. (Canada)*	65,000	12,320,750
O'Reilly Automotive, Inc.*	79,800	24,023,790
Pool Corp.	62,300	12,258,771
Tractor Supply Co.	225,900	19,099,845

Total Consumer Discretionary		141,614,021
Consumer Staples - 1.4%
Lamb Weston Holdings, Inc.	366,400	20,921,440
Financials - 11.4%
Apollo Global Management, Inc.[1]	610,500	20,451,750
Assured Guaranty, Ltd. (Bermuda)	211,200	5,446,848
The Progressive Corp.	710,200	52,441,168
RenaissanceRe Holdings, Ltd. (Bermuda)	348,300	52,008,156
SVB Financial Group*	64,900	9,805,092
Willis Towers Watson PLC (United Kingdom)	156,575	26,594,264

Total Financials		166,747,278
Health Care - 14.7%
Alexion Pharmaceuticals, Inc.*	229,700	20,624,763
AmerisourceBergen Corp.	227,600	20,142,600
Bluebird Bio, Inc.*,1	198,700	9,132,252
Catalent, Inc.*	369,600	19,200,720
Centene Corp.*	522,300	31,029,843
Charles River Laboratories International, Inc.*	159,700	20,155,737
Chemed Corp.	55,500	24,042,600
Encompass Health Corp.	263,400	16,865,502
HCA Healthcare, Inc.	9,600	862,560
Reata Pharmaceuticals, Inc., Class A*	77,500	11,186,350
Seattle Genetics, Inc.*	36,200	4,176,756
Vertex Pharmaceuticals, Inc.*	160,500	38,190,975

Total Health Care		215,610,658
	Shares	Value
Industrials - 16.3%
AMETEK, Inc.	224,100	$16,139,682
BWX Technologies, Inc.	322,600	15,713,846
Cintas Corp.	69,800	12,090,756
Copart, Inc.*	222,350	15,235,422
CoStar Group, Inc.*	40,325	23,679,243
Graco, Inc.	297,500	14,497,175
IHS Markit, Ltd. (United Kingdom)	234,700	14,082,000
L3Harris Technologies, Inc.	119,600	21,542,352
Rockwell Automation, Inc.	82,225	12,408,575
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	136,600	7,252,094
TransUnion	343,700	22,746,066
Verisk Analytics, Inc.	148,300	20,670,054
Waste Connections, Inc.	391,600	30,349,000
Westinghouse Air Brake Technologies Corp.	238,000	11,454,940

Total Industrials		237,861,205
Information Technology - 28.7%
Amdocs, Ltd.	344,500	18,937,165
Amphenol Corp., Class A	168,300	12,265,704
Atlassian Corp. PLC, Class A (Australia)*,1	140,900	19,339,934
Avalara, Inc.*	277,500	20,701,500
Booz Allen Hamilton Holding Corp.	462,000	31,711,680
Coupa Software, Inc.*	114,900	16,054,977
Crowdstrike Holdings, Inc., Class A*	272,200	15,156,096
CyberArk Software, Ltd. (Israel)*	127,800	10,934,568
Elastic, N.V.*	258,000	14,398,980
Entegris, Inc.[1]	422,000	18,892,940
FleetCor Technologies, Inc.*	47,700	8,897,958
Gartner, Inc.*	218,600	21,766,002
Genpact, Ltd.	390,300	11,396,760
Global Payments, Inc.	265,000	38,220,950
Keysight Technologies, Inc.*	171,500	14,351,120
Lam Research Corp.	93,500	22,440,000
Marvell Technology Group, Ltd.	986,600	22,326,758
Microchip Technology, Inc.[1]	141,100	9,566,580
Monolithic Power Systems, Inc.	76,700	12,844,182
SS&C Technologies Holdings, Inc.	325,100	14,245,882
Synopsys, Inc.*	122,300	15,751,017
Twilio, Inc., Class A*	163,300	14,613,717
Tyler Technologies, Inc.*	43,300	12,841,048
WEX, Inc.*	40,600	4,244,730
Zendesk, Inc.*	265,200	16,975,452

Total Information Technology		418,875,700

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 2.8%
Martin Marietta Materials, Inc.	122,575	$23,194,867
RPM International, Inc.	306,900	18,260,550

Total Materials		41,455,417
Real Estate - 5.6%
CBRE Group, Inc., Class A*	1,019,800	38,456,658
SBA Communications Corp., REIT	159,800	43,141,206

Total Real Estate		81,597,864

Total Common Stocks (Cost $1,115,230,271)		1,403,636,183

	Principal Amount
Short-Term Investments - 4.5%
Joint Repurchase Agreements - 0.6%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $1,649,140 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 05/01/20 - 02/20/70, totaling $1,682,122)	$1,649,139	1,649,139
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $2,011,568 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 11.000%, 04/15/20 - 01/01/59, totaling $2,051,798)	2,011,567	2,011,567
RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $2,011,568 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.125%, 07/15/20 - 02/20/50, totaling $2,051,798)	2,011,567	2,011,567
	Principal Amount	Value

State of Wisconsin Investment Board, dated 03/31/20, due 04/01/20, 0.160% total to be received $2,011,576 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/01/20 - 09/09/49, totaling $2,056,708)	$2,011,567	$2,011,567
TD Securities LLC, dated 03/31/20, due 04/01/20, 0.010% total to be received $785,916 (collateralized by various U.S. Government Agency Obligations, 2.500% - 5.000%, 01/01/44 - 08/01/48, totaling $801,634)	785,916	785,916

Total Joint Repurchase Agreements		8,469,756

	Shares
Other Investment Companies - 3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[3]	18,744,606	18,744,606
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[3]	18,744,606	18,744,606
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[3]	19,312,625	19,312,625

Total Other Investment Companies		56,801,837

Total Short-Term Investments (Cost $65,271,593)		65,271,593
Total Investments - 100.5% (Cost $1,180,501,864)		1,468,907,776
Other Assets, less Liabilities - (0.5)%		(7,391,613)
Net Assets - 100.0%		$1,461,516,163

*	Non-income producing security.
[1]	Some of these securities, amounting to $46,500,352 or 3.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,403,636,183	—	—	$1,403,636,183
Short-Term Investments
Joint Repurchase Agreements	—	$8,469,756	—	8,469,756
Other Investment Companies	56,801,837	—	—	56,801,837
Total Investments in Securities	$1,460,438,020	$8,469,756	—	$1,468,907,776

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$46,500,352	$8,469,756	$40,516,861	$48,986,617
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/07/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.